Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating cash flows for operating leases	¥ 5,138	¥ 8,984	¥ 5,065
Right-of-use assets obtained in exchange for lease obligations	6,843	5,602	8,787
Right-of-use assets released due to termination of lease contracts	¥ (6,179)	¥ (1,666)	¥ (2,813)